Schedule of Investments
January 31, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–94.82%
Brazil–11.52%
Ambev S.A., ADR	5,621,039	$14,727,122
Arcos Dorados Holdings, Inc., Class A	3,819,887	47,290,201
B3 S.A. - Brasil, Bolsa, Balcao	4,364,460	11,531,322
Multiplan Empreendimentos Imobiliarios S.A.	8,728,129	49,080,751
Raia Drogasil S.A.	5,688,036	29,046,365
TOTVS S.A.	4,459,900	28,373,981
		180,049,742
China–18.96%
Airtac International Group	1,191,000	35,693,973
China Mengniu Dairy Co. Ltd.(a)	13,866,000	30,723,175
China Resources Beer (Holdings) Co. Ltd.	7,402,000	26,768,151
Chongqing Fuling Zhacai Group Co. Ltd., A Shares	4,276,866	7,328,047
Fuyao Glass Industry Group Co. Ltd., H Shares(b)	8,202,800	37,084,139
Prosus N.V.(a)	490,888	14,518,967
Tencent Holdings Ltd.	1,130,400	39,237,654
Tongcheng Travel Holdings Ltd.(a)(b)	22,574,000	46,047,657
Wuliangye Yibin Co. Ltd., A Shares	2,167,760	38,264,741
Yum China Holdings, Inc.	599,167	20,725,187
		296,391,691
Egypt–2.42%
Eastern Co. S.A.E.	14,250,488	15,316,643
EFG Holding S.A.E.(a)	38,434,502	22,483,786
		37,800,429
France–2.91%
Bollore SE	6,896,164	45,549,370
Hong Kong–1.89%
AIA Group Ltd.	3,773,400	29,592,573
Hungary–4.88%
Richter Gedeon Nyrt	2,826,540	76,260,989
India–8.77%
Emami Ltd.	3,666,284	22,066,025
HDFC Bank Ltd., ADR	1,030,294	57,171,014
MakeMyTrip Ltd.(a)(c)	398,481	22,071,862
SBI Life Insurance Co. Ltd.(b)	2,112,417	35,718,277
		137,027,178
Indonesia–5.88%
PT Bank Central Asia Tbk	75,878,100	45,908,253
PT Kalbe Farma Tbk	299,957,100	28,706,908
PT Telkom Indonesia (Persero) Tbk	69,137,600	17,341,567
		91,956,728
Macau–0.86%
Galaxy Entertainment Group Ltd.	2,600,000	13,493,687
Shares		Value
Mexico–7.95%
Bolsa Mexicana de Valores S.A.B. de C.V.	19,251,320	$39,002,616
Kimberly-Clark de Mexico S.A.B. de C.V., Class A	17,767,492	40,507,590
Wal-Mart de Mexico S.A.B. de C.V., Series V	10,822,710	44,714,459
		124,224,665
Nigeria–0.84%
Zenith Bank PLC	447,469,084	13,134,512
Philippines–7.61%
BDO Unibank, Inc.	23,863,312	61,431,030
SM Investments Corp.	935,030	14,927,474
SM Prime Holdings, Inc.	69,931,400	42,539,139
		118,897,643
Russia–0.00%
Detsky Mir PJSC(a)(d)	6,640,610	7
Moscow Exchange MICEX-RTS PJSC(d)	11,806,000	12
Sberbank of Russia PJSC(d)	11,900,044	12
Sberbank of Russia PJSC, Preference Shares(d)	15,636,015	15
		46
South Africa–1.08%
Naspers Ltd.	100,159	16,799,059
South Korea–4.79%
LEENO Industrial, Inc.(a)	100,147	14,900,244
Samsung Electronics Co. Ltd.	1,103,783	59,976,068
		74,876,312
Taiwan–9.88%
ASPEED Technology, Inc.	117,000	11,491,704
MediaTek, Inc.	969,000	29,901,033
Taiwan Semiconductor Manufacturing Co. Ltd.	4,465,000	89,382,566
Visual Photonics Epitaxy Co. Ltd.	5,480,000	23,585,201
		154,360,504
Thailand–1.69%
Central Pattana PCL, Foreign Shares	14,504,700	26,441,402
United Arab Emirates–2.41%
Emaar Properties PJSC	18,623,986	37,655,302
Vietnam–0.48%
Vietnam Dairy Products JSC	2,723,148	7,454,410
Total Common Stocks & Other Equity Interests (Cost $1,285,842,787)		1,481,966,242
Money Market Funds–4.87%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(e)(f)	26,622,034	26,622,034
Invesco Liquid Assets Portfolio, Institutional Class, 5.42%(e)(f)	19,010,224	19,021,630

See accompanying notes which are an integral part of this schedule.
Invesco EQV Emerging Markets All Cap Fund

Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 5.22%(e)(f)	30,425,181	$30,425,181
Total Money Market Funds (Cost $76,060,686)		76,068,845
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.69% (Cost $1,361,903,473)		1,558,035,087
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.39%
Invesco Private Government Fund, 5.29%(e)(f)(g)	6,104,255	6,104,255
Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 5.52%(e)(f)(g)	15,685,673	$15,696,653
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $21,800,630)		21,800,908
TOTAL INVESTMENTS IN SECURITIES—101.08% (Cost $1,383,704,103)		1,579,835,995
OTHER ASSETS LESS LIABILITIES–(1.08)%		(16,917,001)
NET ASSETS–100.00%		$1,562,918,994
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2024 was $118,850,073, which represented 7.60% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at January 31, 2024.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$26,555,275	$28,044,528	$(27,977,769)	$-	$-	$26,622,034	$381,363
Invesco Liquid Assets Portfolio, Institutional Class	18,967,089	20,031,805	(19,984,120)	5,496	1,360	19,021,630	282,253
Invesco Treasury Portfolio, Institutional Class	30,348,885	32,050,889	(31,974,593)	-	-	30,425,181	435,340
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,225,731	9,878,411	(7,999,887)	-	-	6,104,255	53,648*
Invesco Private Prime Fund	10,866,907	25,337,605	(20,511,424)	278	3,287	15,696,653	145,127*
Total	$90,963,887	$115,343,238	$(108,447,793)	$5,774	$4,647	$97,869,753	$1,297,731

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco EQV Emerging Markets All Cap Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Brazil	$180,049,742	$—	$—	$180,049,742
China	20,725,187	275,666,504	—	296,391,691
Egypt	—	37,800,429	—	37,800,429
France	—	45,549,370	—	45,549,370
Hong Kong	—	29,592,573	—	29,592,573
Hungary	—	76,260,989	—	76,260,989
India	79,242,876	57,784,302	—	137,027,178
Indonesia	—	91,956,728	—	91,956,728
Macau	—	13,493,687	—	13,493,687
Mexico	124,224,665	—	—	124,224,665
Nigeria	—	13,134,512	—	13,134,512
Philippines	—	118,897,643	—	118,897,643
Russia	—	—	46	46
South Africa	—	16,799,059	—	16,799,059
South Korea	—	74,876,312	—	74,876,312
Taiwan	—	154,360,504	—	154,360,504
Thailand	—	26,441,402	—	26,441,402
United Arab Emirates	—	37,655,302	—	37,655,302
Vietnam	—	7,454,410	—	7,454,410
Money Market Funds	76,068,845	21,800,908	—	97,869,753
Total Investments	$480,311,315	$1,099,524,634	$46	$1,579,835,995
Invesco EQV Emerging Markets All Cap Fund